SCHEDULE OF DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
General and administrative expense			$ (4)	$ (44)
Other income (expense), net	$ 58	$ 14	24	(2)
Net income (loss) from discontinued operations	58	$ 14	20	(46)
Current Liabilities:
Accounts payable	161		142	158
Accrued expense and other current liabilities	99		92	85
Advances from customers	287		255	270
Current liabilities related to discontinued operations	$ 547		$ 489	$ 513